Interests in Unconsolidated Structured Entities (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Summary of Unconsolidated Structured Entities and Nature of Risks
Details of scale of unconsolidated structured entities and nature of the risks associated with an entity’s interests in unconsolidated structured entities as at December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	December 31, 2020
	Real Estate Finance		PEF and Investment Funds		Asset Securitization		Total
Total assets of unconsolidated structured entities	￦	2,004,869	￦	4,380,534	￦	2,152,412	￦	8,537,815
Assets recognized in statement of financial position
Other financial assets	￦	29,874	￦	128,332	￦	—	￦	158,206
Joint ventures and associates		51,607		219,753		—		271,360

Total	￦	81,481	￦	348,085	￦	—	￦	429,566

Maximum loss exposure 1
Investment assets	￦	81,481	￦	348,085	￦	—	￦	429,566
Cash deficiency support		—		29,130		—		29,130

Total	￦	81,481	￦	377,215	￦	—	￦	458,696

1
It includes the investments recognized in the Group’s consolidated financial statements and the amounts which are probable to be determined when certain conditions are met by agreements including purchase agreements, credit granting and others.

	December 31, 2021
(In millions of Korean won)	Real Estate Finance		PEF and Investment Funds		Asset Securitization		Total
Total assets of unconsolidated structured entities	￦	2,343,487	￦	5,202,439	￦	2,256,256	￦	9,802,182
Assets recognized in statement of financial position
Other financial assets	￦	40,587	￦	237,841	￦	—	￦	278,428
Joint ventures and associates		125,009		246,440		—		371,449

Total	￦	165,596	￦	484,281	￦	—	￦	649,877

Maximum loss exposure 1
Investment assets	￦	165,596	￦	484,281	￦	—	￦	649,877
Investment agreement, etc		—		63,489		—		63,489

Total	￦	165,596	￦	547,770	￦	—	￦	713,366

1
Includes the investments recognized in the Group’s financial statements and the amounts which are probable to be determined when certain conditions are met by agreements including purchase agreements, credit granting and others.